Interim Statement Presentation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Schedule of Investments [Line Items]
Cash held in investments	$ 841,098		$ 841,098		$ 492,610	$ 8,077,849
Short term investment description	Time Deposits pay the interest earned at the time of maturity or redemption. During the nine months ended May 31, 2024, $4,900,000 of time deposits matured and $600,000 was redeemed. During the three and nine months ended May 31, 2024, the Company received $0 and $270,161, respectively, of earned interest on the time deposits originally purchased in February 2023. On February 28, 2024, the Company purchased new time deposits, which consist of a 12-month $2,500,000 fixed-term deposit earning interest of 5.2%, a 12-month $500,000 fixed-term deposit earning interest of 4.50% and a 6-month $1,000,000 fixed-term deposit earning interest of 5.10%.				As of August 31, 2023, short-term investments consists of a 12-month $4,000,000 fixed-term deposit earning interest of 5.3%, and a 12-month $1,500,000 fixed term deposit earning interest of 4.25% purchased in February 2023.
Interest income to short-term investments	$ 51,850	$ 75,616	$ 172,426	$ 87,123
Continuing operations, basic	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.03)	$ (0.04)	$ (0.07)
Continuing operations, diluted	(0.03)	(0.01)	(0.05)	(0.03)	(0.04)	(0.07)
Discontinued operations, basic	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.02)
Discontinued operations, diluted	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.02)
Net loss per share, basic	(0.03)	(0.01)	(0.05)	(0.03)	(0.04)	(0.09)
Net loss per share, diluted	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.03)	$ (0.04)	$ (0.09)
Comprehensive loss foreign currency translation	$ (2,791)	$ (270)	$ (3,494)	$ 4,500	$ 4,528	$ 58,759
US Investments [Member]
Schedule of Investments [Line Items]
Cash held in investments	4,841,098		4,841,098		5,992,610
FDIC Insured amount	212,814		212,814		134,218
Canadian Bank [Member]
Schedule of Investments [Line Items]
Cash held in investments	4,628,284		4,628,284		5,857,681
FDIC Insured amount	$ 4,554,954		$ 4,554,954		$ 5,783,777